RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Share-based payments	$ 560	$ 3,309	$ 11,438
Short-term employee benefits	1,242	2,264	2,943
Post-employment benefits	7	13	17
Compensation of key management personnel	$ 1,809	$ 5,586	$ 14,398